Flight operation expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Flight operation expenses
7	Flight operation expenses

	2018	2017	2016
	RMB million	RMB million	RMB million
Jet fuel costs	42,922	31,895	23,799
Flight personnel payroll and welfare	11,467	10,574	9,215
Aircraft operating lease charges	8,726	8,022	7,330
Air catering expenses	3,734	3,379	2,965
Civil Aviation Development Fund	2,940	2,720	2,565
Training expenses	894	1,184	1,120
Others	5,533	5,204	4,467

	76,216	62,978	51,461